Warrants (Details 1) - Warrant [Member]	9 Months Ended
Sep. 30, 2018 $ / shares shares
Class of Warrant or Right [Line Items]
Number of outstanding shares | shares	453,381,835
Weighted Average Remaining Contractual Life	4 years 11 months 8 days
Weighted Average Exercise Price	$ 0.0011
Maximum [Member]
Class of Warrant or Right [Line Items]
Range of Exercise Price	0.0071
Minimum [Member]
Class of Warrant or Right [Line Items]
Range of Exercise Price	$ 0.001